Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment

	SA Rand
Figures in million	2025	2024
Mining assets	34 628	28 884
Mining assets under construction	8 712	7 502
Undeveloped properties	4 341	4 475
Other non-mining assets	588	487
Total property, plant and equipment	48 269	41 348
The movement in the mining assets is as follows:

	SA Rand
Figures in million	2025	2024
Cost
Balance at beginning of year	79 099	76 774
Fully depreciated assets no longer in use derecognised (a)	(487)	(586)
Additions (b)	6 595	5 426
Scrapping of assets (c)	(532)	(622)
Adjustment to rehabilitation asset (d)	519	(531)
Transfers and other movements (e)	4 181	749
Translation	(1 829)	(2 111)
Balance at end of year	87 546	79 099
Accumulated depreciation and impairments
Balance at beginning of year	50 215	48 156
Fully depreciated assets no longer in use derecognised (a)	(487)	(586)
Scrapping of assets (c)	(362)	(525)
Depreciation	4 759	4 546
Translation	(1 207)	(1 376)
Balance at end of year	52 918	50 215
Net carrying value	34 628	28 884
(a)The 2025 figure primarily relates to fully depreciated assets derecognised at Hidden Valley, and right-of-use assets at various operations. The 2024 figure primarily relates to fully depreciated assets derecognised at the Hidden Valley,
Tshepong North, Moab Khotsong and Doornkop operations.
(b)Included in additions for 2025 is an amount of R64 million (2024: R84 million) for capitalised depreciation associated with stripping activities at the Hidden Valley operations.
(c)Refer to note 8 for the total loss on scrapping recognised. Both the 2024 and 2025 amounts primarily relates to the
Tshepong North and Kusasalethu operations.
(d)Refer to note 24 for details on the adjustment to the rehabilitation asset.
(e)During the 2025 year an amount of R1 108 million (2024: R761 million) was transferred to mining assets at Hidden Valley.
This related to ongoing mining development costs. During the 2025 year the Doornkop 207 Level and Kareerand Tailings
Storage Facility projects were completed and amounts of R643 million and R1 661 million, respectively, were transferred to mining assets.
The movement in the mining assets under construction is as follows:

	SA Rand
Figures in million	2025	2024
Cost
Balance at beginning of year	8 172	5 721
Additions (a)	5 434	3 247
Finance costs capitalised (b)	148	237
Transfers and other movements	(4 131)	(770)
Translation	(242)	(263)
Balance at end of year	9 381	8 172
Accumulated impairments
Balance at beginning of year	670	670
Translation	(1)	—
Balance at end of year	669	670
Net carrying value	8 712	7 502
(a) The additions for 2025 mainly relates to:

	SA Rand
Figures in million	2025	2024
Hidden Valley	1 215	865
Zaaiplaats (Moab Khotsong)	962	794
Doornkop 207 Level[1]	—	197
Doornkop 212 Level	303	54
Mponeng LOM Extension Project	890	16
Eva Copper Project[2]	807	—
Sungazer 2 Project (Moab Khotsong)[3]	1 004	—
Kareerand Tailings Storage Facility (Mine Waste Solutions)[1]	203	960
[1] Project completed during 2025 and transferred to mining assets
[2] See discussion on developments on the project below
[3] Construction of the 100MW solar photovoltaic plant commenced during 2025
(b)Refer to note 10 for further detail on the capitalisation rate applied.
The movement in the undeveloped properties is as follows:

	SA Rand
Figures in million	2025	2024
Cost
Balance at beginning of year	8 743	8 861
Transfers and other movements	—	9
Translation	(135)	(127)
Balance at end of year	8 608	8 743
Accumulated depreciation and impairments
Balance at beginning of year	4 268	1 476
Impairment[1]	—	2 793
Translation	(1)	(1)
Balance at end of year	4 267	4 268
Net carrying value	4 341	4 475
[1]Relates to Target North. Refer to note 5 for details.
Currently the assets classified as undeveloped properties are the Wafi-Golpu Project, Target North and the Eva Copper Project.
For further details regarding the permitting process and other developments of the Wafi-Golpu Project, refer to note 20. For further details regarding the Eva Copper Project, please refer to the mining assets under construction section above. No further developments have occurred post the impairment in the 2024 year for Target North.
14Property, plant and equipment continued
Undeveloped properties continued
The carrying value of the undeveloped properties are as follows:

	SA Rand
Figures in million	2025	2024
Target North	888	888
Wafi-Golpu Project	336	349
Eva Copper Project	3 117	3 238
Total undeveloped properties	4 341	4 475
The movement in the non-mining assets is as follows:

	SA Rand
Figures in million	2025	2024
Cost
Balance at beginning of year	1 116	1 000
Transfers and other movements	(32)	—
Fully depreciated assets no longer in use derecognised	(1)	—
Additions	204	117
Translation	(1)	(1)
Balance at end of year	1 286	1 116
Accumulated depreciation and impairments
Balance at beginning of year	629	547
Fully depreciated assets no longer in use derecognised	(1)	—
Depreciation	71	82
Translation	(1)	—
Balance at end of year	698	629
Net carrying value	588	487

Disclosure of Gold Price, Silver Price, Exchange Rates and Gold Resource Value Assumptions	During the years under review, the group calculated the recoverable amounts (generally fair value less costs to sell) of CGUs for which indicators of impairment were identified (refer to note 5). These recoverable amounts are based on updated life-of-mine plans and the following relevant assumptions:

	2025	2024	2023
US$ gold price per ounce
– Year 1	3 105	2 258	1 932
– Year 2	2 892	2 173	1 844
– Year 3	2 604	2 049	1 725
– Long term (Year 4 onwards)	2 237	1 772	1 582
Exchange rate (R/US$)
– Year 1	17.95	18.39	18.28
– Year 2	17.63	17.96	17.44
– Year 3	18.01	18.36	17.13
– Long term (Year 4 onwards)	18.54	18.26	16.22
Rand gold price (R/kg)
– Year 1	1 792 000	1 335 000	1 135 000
– Year 2	1 639 000	1 255 000	1 034 000
– Year 3	1 508 000	1 209 000	950 000
– Long term (Year 4 onwards)	1 334 000	1 040 000	825 000
The following are the attributable gold resource value assumptions:

	South Africa
US dollar per ounce	2025	2024	2023
Underground resources
Measured	n/a	16.50	n/a
Indicated	n/a	9.00	n/a
Inferred	n/a	3.60	n/a

Disclosure of Sensitivity Analysis - Impairment of Assets	Sensitivity analysis – impairment of assets
Commodity prices
One of the most significant assumptions that influence the LOM plans and therefore impairment assessments is the expected commodity prices. Management determined a 10.8% decrease (2024: 11.9%) and 29.1% increase (2024: 11.9% ) in gold price assumptions as reasonably possible changes. In 2025, management determined a reasonably possible change in gold prices based on determining reasonably possible adjusted long-term US$ gold price assumptions using the standard deviation of market analysts' forecasted long-term US$ gold price assumptions. These reasonably possible adjusted long-term US$ gold price forecasts was then compared to Harmony's long-term US$ gold price assumption. In 2024, management determined a reasonably possible change in gold price assumptions based on the standard deviation of market analysts' forecasted long-term gold price assumptions.
The 29.1% increase in the gold price assumptions would have resulted in no impairments being recorded. A 10.8% decrease in the gold price assumptions (with all other variables held constant and not taking any actions, such as stopping capital projects, into account) would have resulted in the following post-tax impairments being recorded as at 30 June 2025:

	SA Rand
Figures in million	2025	2024
10.8% decrease (2024: 11.9% decrease)
Target 1	558	450
Tshepong South	741	n/a
Doornkop	n/a	2 623
Target North	n/a	2 898
29.1% increase (2024: 11.9% increase )
Target North	n/a	2 688
Production profile
In addition to the expected commodity prices in 2025, the production profiles of Target 1 and Tshepong South have also been assessed as sensitive assumptions that influences the LOM plans, and therefore the impairment assessments of these CGUs.
For Target 1, the recoverable amount was determined as R4 212 million as at 30 June 2025. Management determined that should the production profile of Target 1 decrease by 8.6% (with all other variables held constant), this would result in the recoverable amount being equal to the post-tax carrying amount of R2 065 million as at 30 June 2025.
For Tshepong South, the recoverable amount was determined as R3 314 million as at 30 June 2025. Management determined that should the production profile of Tshepong South decrease by 5.3% (with all other variables held constant), this would result in the recoverable amount being equal to the post-tax carrying amount of R2 343 million as at 30 June 2025.
The production profiles of the other CGUs tested for impairment are not considered to be sensitive assumptions. This is based on the fact that a 15.0% decrease in these production profiles (with all other variables held constant) would not result in any impairments being recognised.